Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits [Abstract]
Summary of Deposits
Deposits at December 31, 2018 and 2017, consisted of the following:

	2018	2017
	(Dollars in thousands)
Demand deposits, noninterest-bearing	$360,329	$124,356
Checking accounts	52,721	51,629
Money market deposits	208,335	149,311
Savings deposits	131,127	173,226
Time deposits of $250,000 or more	59,455	51,145
Other time deposits	279,512	233,199
Brokered time deposits	92,394	83,517
Total deposits	$1,183,873	$866,383

Scheduled Maturities of Certificates of Deposit	Scheduled maturities of certificates of deposit at December 31, 2018 are as follows:

Years Ending December 31,	(Dollars in thousands)
2019	$367,504
2020	46,666
2021	8,626
2022	5,957
2023	2,593
2024	15
Total	$431,361